Offerings - Offering: 1	Jul. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true	[1]
Security Type	Equity
Security Class Title	Preferred Stock
Amount Registered | shares	6,900,000	[2]
Proposed Maximum Offering Price per Unit	25
Maximum Aggregate Offering Price	$ 172,500,000	[2]
Fee Rate	0.01476%
Amount of Registration Fee	$ 25,461
Offering Note
(1)
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-278527
filed on April 5, 2024.

(2)	Assumes exercise in full of the underwriters’ option to purchase 900,000 additional shares.

[1]	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-278527 filed on April 5, 2024.
[2]	Assumes exercise in full of the underwriters’ option to purchase 900,000 additional shares.